Mortgage Servicing Rights - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Aggregate unpaid principal balance	$ 2,900,310	$ 2,900,310		$ 1,756,864
Proceeds from sale of mortgage servicing rights		241,634	$ 217,786
Reserves and transaction costs on sales of servicing rights	(14,895)	(14,895)
MSR
Aggregate unpaid principal balance	22,700,000	$ 22,700,000
Proceeds from sale of mortgage servicing rights	269,900
Reserves and transaction costs on sales of servicing rights	$ 14,900
UNITED WHOLESALE MORTGAGE, LLC
Mortgage obligations amount				188,300,000	$ 72,600,000
Mortgage Servicing Rights Of fair value				1,760,000	744,000
Aggregate unpaid principal balance				1,756,864	731,353
Proceeds from sale of mortgage servicing rights				$ 289,170	$ 594,150